Credit Risk - Summary of Residential Mortgages by Average Loan Size for New Business (Detail) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
South East Including London [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 260	£ 264
Rest of UK [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	146	144
UK [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 196	£ 198